Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of compensation to key management personnel for employee services
	Year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	239	276	290
Pension, post retirement and other benefits	-	2	7
Share-based payments	37	51	5

	276	329	302

Number of persons	8	8	8